Offerings - Offering: 1	Nov. 22, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, no par value per share
Maximum Aggregate Offering Price	$ 1,700,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 260,270
Offering Note

(1)
Calculated in accordance with Rule 457(o) of the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price. This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in Atmos Energy Corp.’s (the “Registrant”) registration statement on
Form S-3ASR
(File No. 333-283563) filed
on December 3, 2024 (the “Registration Statement”) in accordance with Rules 456(b) and 457(r) under the Securities Act.